Business combination - Narrative (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2022 JPY (¥)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)	Apr. 02, 2023 CAD ($)	Apr. 04, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Decrease in contingent consideration		¥ (301.2)	$ (3.2)
Gain in remeasurement of contingent consideration, foreign currency translation			0.3
Goodwill				$ 53.1	$ 53.1	$ 63.9
Fair value remeasurement on put option			10.9	0.0	$ 0.0
Canada Goose Japan, K.K.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%						50.00%
Cash paid	¥ 250.0						$ 2.6
Contingent consideration	1,958.9						20.0
Total purchase consideration	¥ 2,208.9						22.6
Fair value of contingent consideration in business combinations		¥ 1,657.7				$ 16.8
Acquisition-related costs			$ 1.3	0.7
Goodwill							10.8
Intangible assets							14.9
Estimated Useful Life		10 years	10 years
Revenue of acquiree since acquisition date			$ 54.0
Profit (loss) of acquiree since acquisition date			$ 1.0
Proportion of ownership interests held by non-controlling interests	50.00%
Put option, period		6 months	6 months
Put option for non-controlling interest	¥ 2,076.4	¥ 3,156.3		$ 32.1			$ 21.2
Fair value remeasurement on put option		¥ 1,079.9	$ 10.9
Losses on remeasurement of put option, foreign currency translation			$ 0.1